Intangible Asset - Schedule of Fair Value of the Intangible Asset (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Intangible Asset [Abstract]
Balance at beginning	$ 1,479	$ 3,189	$ 3,189
Loss on impairment of intangible asset			(1,344)
Depreciation of intangible asset	(96)		(366)
Balance at ending	$ 1,383	$ 3,006	$ 1,479